Consolidated Statements of Cash Flows (Allied Integral United Inc) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,775,071)	$ (7,778,407)
Adjustments required to reconcile net loss to cash flows from operating activities
Stock based compensation	80,000	87,000	$ 84,000
Changes in operating assets and liabilities
Accounts receivable	(344,000)	343,000	(151,000)
Other non-current asset		(9,000)
Net cash used in operating activities	(3,138,000)	(8,803,000)	(6,931,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property and equipment			(189,000)
Net cash provided by investing activities	1,222,000		(189,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities	2,479,000	3,900,000	9,680,000
Cash and cash equivalents at beginning of year	713,000	5,616,000	3,056,000
Cash and cash equivalents at end of year	1,276,000	713,000	5,616,000
Allied Integral United Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(13,775,070)	(7,778,407)
Income from discontinued operations, net of tax	1,115,540	1,781,851
Loss from continuing operations, net of tax	(14,890,610)	(9,560,258)
Adjustments required to reconcile net loss to cash flows from operating activities
Depreciation	601,314	576,637
Allowance for doubtful accounts	(5,016)	(10,298)
Non-cash lease expenses	1,298,177
Amortization of debt issuance costs	1,032	2,059
Stock based compensation	1,809,935
Unrealized Gain/Loss on Securities	1,295,000
Changes in operating assets and liabilities
Accounts receivable	(49,874)	(63,224)
Prepaid expenses	(76,864)	108,366
Other current assets
Accounts payable	1,859,609	1,767,149
Accrued expenses	(299,332)	200,365
Accrued interest	44,398	59,230
Deferred revenue	322,722	(184,232)
Other non-current asset	(227,021)	95,452
Other current liabilities	(12,637)	(518,465)
Change in operating lease liability	(648,022)
Net cash used in activities of continuing operations	(8,977,189)	(7,527,219)
Net cash provided by (used in) operating activities of discontinued operations	(837,446)	(299,737)
Net cash used in operating activities	(9,814,636)	(7,826,956)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for property and equipment	(193,000)	(2,062,241)
Payment for capitalized software costs	(160,104)
Net cash used in investing activities of continuing operations	(353,104)	(2,062,241)
Net cash provided by investing activities of discontinued operations	16,101,584	14,334,614
Net cash provided by investing activities	15,748,480	12,272,373
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term debt	(1,115,112)	(1,985,557)
Borrowings on long-term debt	1,802,957	3,322,985
Cash contributions		532,969
Cash distributions to partners		(252,548)
Proceeds from sale of preferred stock and member units in subsidiary	4,196,963	5,776,828
Net cash provided by continuing operations	4,884,808	7,394,677
Net cash used in financing activities of discontinued operations	(13,512,806)	(8,884,971)
Net cash used in financing activities	(8,627,998)	(1,490,294)
Change in cash and restricted cash from continuing operations	(4,445,486)	(2,194,783)
Change in cash and restricted cash from discontinued operations	1,751,331	5,149,906
Cash and cash equivalents at beginning of year	3,564,223	609,100
Cash and cash equivalents at end of year	870,066	3,564,223	$ 609,100
Reconciliation of cash and restricted cash
Cash	780,262	2,900,207
Restricted cash	89,804	664,016
Cash and restricted cash at end of period	870,067	3,564,223
Supplemental cash flow information:
Interest paid		2,585,370
Taxes paid
Non-cash financing activities
Right of use asset adoption		37,750,615
Non-cash guarantee fees		3,016
Debt to equity or non-controlling interest	325,000	325,000
Preferential interest in real estate for 400,000 shares issued by STI	$ 1,600,000